Accounts payable, accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Accounts payable and accrued expenses	$850,215	$222,203
Deferred revenue	510,715	399,820
Accrued interest	352,374	270,576
Operating lease liabilities (Note 17)	173,595	49,423
Derivative liabilities (Note 12)	71,197	167,303
	$1,958,096	$1,109,325